SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America.  All significant intercompany transactions and balances have been eliminated.

All references to common stock, share and per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim condensed consolidated balance sheet as of June 30, 2013, the condensed consolidated statements of operations, and cash flows for the six month periods ended June 30, 2012 and 2013, and the consolidated statement of stockholders’ deficit for the six months ended June 30, 2013 are unaudited.  These unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. In the opinion of management, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results for a full year.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Financial Instruments

Financial Instruments

The Company considers the carrying amounts of financial instruments, including cash, accounts receivable, accounts payable and accrued expenses and notes payable to approximate their fair values because of their relatively short maturities.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of amounts due from customers. The Company records an allowance for doubtful receivables, if necessary, to allow for any amounts which may be unrecoverable.  The allowance is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2011, 2012 and June 30, 2013, no allowance for doubtful accounts was required.

Inventory

Inventory

Inventory consists primarily of packaging, raw materials and finished goods held for distribution.  Inventory is stated at the lower of cost (first-in, first-out) or market.  In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and the distribution channel, the estimated time to sell such inventory, remaining shelf life and the current expected market conditions.  Adjustments to reduce inventory to its net realizable value are charged to cost of goods sold.

Shipping and Handling Costs

Shipping and Handling Costs

The Company classifies shipping and handling costs as part of selling expense.  Shipping and handling costs were $129,015 and $109,775 for the years ended December 31, 2011 and 2012 and $74,665 and $5,489 for the six months ended June 30, 2012 and 2013, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company maintains cash balances at several financial institutions.  The Company has not experienced any losses in such accounts.  Federal legislation provides for FDIC insurance of up to $250,000.  Approximately $75,000 of the Company’s cash is uninsured at June 30, 2013.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method.

Maintenance and repairs are charged to operating expenses as they are incurred. Improvements and betterments, which extend the lives of the assets, are capitalized. The cost and accumulated depreciation of assets retired or otherwise disposed of are removed from the appropriate accounts and any profit or loss on the sale or disposition of such assets is credited or charged to income.

Revenue Recognition

Revenue Recognition

Revenue is recognized, net of discounts, rebates, promotional adjustments, price adjustments and estimated returns, upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations.

Share-Based Compensation

Share-Based Compensation

The Company recognizes compensation expense for all share-based payment awards made to employees, directors and others based on the estimated fair values on the date of the grant.  Common stock equivalents are valued using the Black-Scholes Option-Pricing Model using the known or equivalent market value of common stock on the date of valuation, an expected dividend yield of zero, the remaining period or maturity date of the common stock equivalent and the expected volatility of common stock.

Income (Loss) per Common Share

Income (Loss) per Common Share

Basic income (loss) per share is computed by dividing the net income or loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the years ended December 31, 2011 and 2012. The effect of outstanding warrants at June 30, 2013 was anti-dilutive.

All per share amounts prior to the Merger have been retroactively restated to reflect the exchange ratio of 22,701:1 of common stock for each share of Brands stock outstanding immediately prior to the merger as if the exchange had taken place as of those dates.

Income Taxes

Income Taxes

The Company provides for income taxes under FASB ASC 740 – Income Taxes, which requires the use of an assets and liabilities approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided when realization of deferred tax assets is not considered more likely than not.

The Company’s policy is to classify income tax assessments, if any, for interest in interest expense and for penalties in general and administrative expenses.

The Company’s income tax returns for the years from 2009 to 2012 are subject to examination by the tax authorities.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Total advertising was $158,307 and $26,115 for the years ended December 31, 2011 and 2012 and $16,666 and $4,644 for the six months ended June 30, 2012 and 2013, respectively.